Trade and Other Payables - Disclosure of Movement in the Liability for Annual Leave (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Leave Liabilities - balance at beginning of year	R 904	R 848
Benefits paid	(1,023)	(897)
Total expense per income statement	1,111	966
Translation gain	(17)	(13)
Leave Liabilities - balance at end of year	R 1,149	R 904